INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES - Distribution of national and foreign tax expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Current tax expense	$ (121,643,238)	$ (70,979,671)	$ (74,063,096)
Deferred tax expense	(11,749,408)	(15,014,636)	(30,281,542)
Total income tax expense	(133,392,646)	(85,994,307)	(104,344,638)
National
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Current tax expense	(38,551,595)	(26,472,238)	(12,812,693)
Deferred tax expense	(3,983,071)	(1,395,030)	(25,684,847)
Foreign
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Current tax expense	(83,091,643)	(44,507,433)	(61,250,403)
Deferred tax expense	$ (7,766,337)	$ (13,619,606)	$ (4,596,695)